Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Statement Of Cash Flows, Additional Disclosures [Abstract]
Schedule of Cash Flow Supplemental Disclosures

	2023	2022	2021
Changes in non-cash working capital:
Accounts receivable	$368	$(441)	$(850)
Inventory	(219)	(266)	(487)
Prepaids and other	(23)	(20)	39
Accounts payable	78	537	80
Accrued liabilities	(812)	896	525
Current income tax (liabilities) assets	(1,558)	(282)	1,918
Other long-term liabilities	(200)	(196)	(154)
Net changes in non-cash working capital	$(2,366)	$228	$1,071
Relating to:
Operating activities	$(2,417)	$79	$964
Investing activities	51	149	107
	$(2,366)	$228	$1,071

Reconciliation of Liabilities Arising From Financing Activities
The following table summarizes movements in the Company's liabilities arising from financing activities for the years' ended December 31, 2023 and 2022:

	Long-term debt	Cash flow hedges on US dollar debt securities	Lease liabilities	Liabilities from financing activities
At December 31, 2021	$14,694	$(119)	$1,584	$16,159
Changes from financing cash flows:
Repayment of long-term debt, net (1)	(4,010)	—	—	(4,010)
Proceeds on settlement of cross currency swaps	—	69	—	69
Payment of lease liabilities	—	—	(232)	(232)
Non-cash changes:
Lease additions	—	—	182	182
Changes in foreign exchange and fair value (2)	761	50	6	817
At December 31, 2022	11,445	—	1,540	12,985
Changes from financing cash flows:
Repayment of long-term debt, net (1)	(416)	—	—	(416)
Payment of lease liabilities	—	—	(285)	(285)
Non-cash changes:
Lease additions	—	—	317	317
Changes in foreign exchange and fair value (2)	(230)	—	(17)	(247)
At December 31, 2023	$10,799	$—	$1,555	$12,354
(1)Includes original issue discounts and premiums, and directly attributable transaction costs.
(2)Includes foreign exchange (gain) loss, changes in the fair value of cash flow hedges on US dollar debt securities, the amortization of original issue discounts and premiums and directly attributable transaction costs, and derecognition of lease liabilities.